Derivative Financial Instruments	9 Months Ended
Sep. 30, 2014
Derivative Financial Instruments
Derivative Financial Instruments

19. Derivative Financial Instruments

        From time to time, we employ a variety of derivatives to manage exposures to interest rate and foreign currency risks. At September 30, 2014, we had interest rate swap agreements maturing through 2015 that we have entered into with a related counterparty. Previously, we also had two interest rate cap agreements with an unrelated counterparty in connection with a secured financing transaction that were scheduled to mature in 2018. We prepaid the debt related to our interest rate cap agreements during the nine months ended September 30, 2013 and terminated our interest rate cap agreements. As of September 30, 2014, we had no outstanding foreign currency swap agreements.

        The Predecessor interest rate cap agreements did not qualify for hedge accounting. Prior to the AerCap Transaction, all of our interest rate swap agreements were designated as cash flow hedges and changes in fair value of cash flow hedges were recorded in OCI. Following the AerCap Transaction, our interest rate swap agreements ceased to qualify for hedge accounting.

        Predecessor had previously de-designated and re-designated certain derivative contracts. The balance accumulated in AOCI at the time of the de-designation was amortized into income over the remaining life of the previously hedged item. Subsequent to the AerCap Transaction, we applied the acquisition method of accounting and all amounts remaining in AOCI were eliminated.

        Our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. Our interest rate swap agreements are recorded at fair value in Accrued expenses, accounts payable and other liabilities and in Derivative liabilities on the Successor's and the Predecessor's respective Condensed, Consolidated Balance Sheets (see Note 18—Fair Value Measurements). All of our derivatives were in a liability position at September 30, 2014. Our derivative contracts do not have any credit risk related contingent features and we are not required to post collateral under any of our existing derivative contracts.

        Derivatives have notional amounts, which generally represent amounts used to calculate contractual cash flows to be exchanged under the contract. The following table presents notional amounts and fair values of derivatives outstanding at the following dates:

	Liability Derivatives
	Notional Value	Fair Value
	(Dollars in thousands)
Successor
September 30, 2014
Derivatives not qualifying for hedge accounting:
Interest rate swap agreements(a)	$76,390	$2,091

Total derivatives		$2,091

Predecessor
December 31, 2013
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$191,329	$8,348

Total derivatives		$8,348

(a)
Converts floating interest rate debt into fixed rate debt.

        We recorded the following in OCI related to derivative instruments for the respective periods:

Predecessor
Gain (Loss)	Three Months Ended September 30, 2013
(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$2,572
Amortization of balances of de-designated hedges and other adjustments	282
Income tax effect	(1,007)

Net changes in cash flow hedges, net of taxes	$1,847

(a)
Includes the following amounts for the following period:

The three months ended September 30, 2013:    (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of$(272); and (ii) amounts reclassified from AOCI into interest expense when cash payments were made or received on qualifying cash flow hedges of $2,844.

	Predecessor
Gain (Loss)	Period beginning January 1, 2014 and ending May 13, 2014	Nine Months Ended September 30, 2013
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$2,752	$8,987
Amortization of balances of de-designated hedges and other adjustments	416	847
Income tax effect	(1,118)	(3,471)

Net changes in cash flow hedges, net of taxes	$2,050	$6,363

(a)
Includes the following amounts for the following periods:

Period beginning January 1, 2014 and ending May 13, 2014 and the nine months ended September 30, 2013: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(93) and $(560), respectively; and (ii) amounts reclassified from AOCI into interest expense when cash payments were made or received on qualifying cash flow hedges of $2,845 and $9,547, respectively.

        The following table presents the effect of derivatives recorded in Interest expense (Successor) and Other expenses (Predecessor) on the Condensed, Consolidated Statements of Operations:

	Amount of Gain or (Loss) Recognized in Income on Derivatives
	Successor	Predecessor(a)
	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Derivatives designated as cash flow hedges:
Ineffectiveness of interest rate swap agreements	$—	$(12)
Derivatives not designated as a hedge:
Interest rate swap agreements	1,959	—
Reconciliation to Condensed, Consolidated Statements of Operations:
Reclassification of amounts de-designated as hedges recorded in AOCI	—	(282)

Effect from derivatives	$1,959	$(294)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

	Amount of Gain or (Loss) Recognized in Income on Derivatives
	Successor	Predecessor(a)
	Period beginning February 5, 2014 and ending September 30, 2014	Period beginning January 1, 2014 and ending May 13, 2014	Nine Months Ended September 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Derivatives designated as cash flow hedges:
Ineffectiveness of interest rate swap agreements	$—	$(12)	$(42)
Derivatives not designated as a hedge:
Interest rate cap agreements	—	—	61
Interest rate swap agreements	3,484	—	—
Reconciliation to Condensed, Consolidated Statements of Operations:
Reclassification of amounts de-designated as hedges recorded in AOCI	—	(416)	(847)

Effect from derivatives	$3,484	$(428)	$(828)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.